Non-controlling Interests (Details 4) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Reserve Quantities [Line Items]
Current assets	$ 7,910,013	$ 6,705,686
Current liabilities	5,315,904	3,862,460
Canopy Management [Member]
Reserve Quantities [Line Items]
Current assets	3,200,701	3,093,330
Non-current assets	3,741,309	4,023,521
Current liabilities	2,337,695	1,708,330
Non-current liabilities	715,461	1,225,804
Advances due to parent		530,020
Net income (loss) for the year	$ (27,507)	$ 2,196,479